Commitments and Guarantees (Tables) (Buildings)	12 Months Ended
Jun. 30, 2013
Buildings
Future Minimum Rental Commitments Under Non-cancellable Operating Leases

Future minimum rental commitments under non-cancellable facilities operating leases in place as of June 30, 2013 are as follows:

(In millions)

Year Ending June 30,

2014	$572
2015	451
2016	349
2017	281
2018	204
Thereafter	605

Total	$2,462